Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

December 1, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Invesco Actively Managed Exchange-Traded Fund Trust

1933 Act Registration No. 333-147622

1940 Act Registration No. 811-22148

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 436 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 436 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 24, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 432-3726.

Very truly yours,

/s/ Will McAllister

Will McAllister

Counsel

800 983 0903 invesco.com/ETFs